INVESTMENT PROPERTY	12 Months Ended
Dec. 31, 2020
INVESTMENT PROPERTY
INVESTMENT PROPERTY

12.           INVESTMENT PROPERTY

	2020	2019
	RMB’000	RMB’000
Cost
At December 31, 2020 and 2019	37,253	37,253
Accumulated depreciation
As of beginning of the year	(1,886)	(1,886)
Depreciation for the year	—	—
As of end of the year	(1,886)	(1,886)

Impairment for the year
As of beginning of the year	(35,367)	(35,367)
Impairment losses recognized in profit or loss transferred from property, plant and equipment	—	—
As of end of the year	(35,367)	(35,367)

Carrying amount
At December 31, 2020 and 2019	—	—

The fair value of this investment property, which is the estimation of the depreciated replacement cost, as of December 31, 2020 was RMB 31,800,000.

However, due to the absence of the real estate ownership certificate, the Company assessed the recoverable amount of investment property, and determined that carrying amount was RMB nil at December 31, 2020 and 2019.